TRADE RECEIVABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables from customers	$ 178	$ 178
Other receivables	411	335
Prepayments	16	17
Impairment loss allowance	(1)	(1)
Total trade receivables and other	$ 604	$ 529